SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Cash Flow Statement [Abstract]
Schedule of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2026	2025
Net interest paid (received)	$1,321	$1,260
Net income taxes paid (received)	265	277

Schedule of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2026	2025
Accounts and other receivable	$(1,390)	$218
Inventory	(267)	(336)
Other assets	(102)	(171)
Accounts payable and other	756	381
Changes in non-cash working capital, net	$(1,003)	$92